RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

21. RELATED PARTY TRANSACTIONS

Mr. Yi’nan Li, the founder and a board member of the Company until June 8, 2018 and Mr. Changlong Sheng, a shareholder of the Company, provide joint liability guaranty for the 2017 BOC Loan, the 2018 BOC Loan and the 2019 BOC Loan (Note 10) borrowed by Jiangsu Xiaoniu.